Financial Instruments and Financial Risk Management - Summary of Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Instruments [Line Items]
Other receivables, current	$ 48,285	$ 5,294
Cash and cash equivalents	1,044,786	384,002	$ 150,032	$ 72,579
Other receivables, noncurrent	10,458	9,193
Derivative financial assets	691	185
Trade payables	96,176	73,992
Other payables	350	713
Financial liabilities at fair value through profit or loss		19,146
Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss		19,146
Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Trade payables	96,176	73,992
Other payables	350	713
Total	96,526	74,705
Foreign Currency Forwards
Disclosure Of Financial Instruments [Line Items]
Foreign currency forwards - held at FVTPL	255	185
Foreign currency forwards - held as cash flow hedges	436
Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Other receivables, current	48,285	5,294
Cash and cash equivalents	1,044,786	384,002
Other receivables, noncurrent	10,458	9,193
Total	$ 1,103,529	$ 398,489